Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Entity Registrant Name	UMB FINANCIAL CORP
Entity Incorporation State Country Code	MO
Entity Address, State or Province	MO
Amendment Flag	false
Entity Central Index Key	0000101382
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity File Number	001-38481
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd
Entity Address, City or Town	Kansas City
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	860-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	UMBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false